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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: 100 Field Point Road
         Greenwich, Connecticut 06830

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Malcolm F. MacLean IV
Title: Managing Member
Phone: (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut       August 11, 2006
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report

[ ] 13F Notice

[ ] 13F Combination Report


List of other managers reporting for this manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:                31

Form 13F Information Table Value Total: $306,053 (x 1000)


List of Other Included Managers:

   01  File Number 28-11653        David R. Jarvis

   02  File Number 28-11654        Malcolm F. MacLean IV

       Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE

                                                                                                  Voting    Voting    Voting
                                                            Shares  SH/ Put/ Investment  Other   Authority Authority Authority
Issuer                      Type       Cusip   Value x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
------                  ------------ --------- ------------ ------- --- ---- ---------- -------- --------- --------- ---------
AGREE
  REALTY CORP COM
  REIT                  REITS/RICS   008492100     3621      106600 SH         OTHER     01/02     106600      0         0
AMERICAN LAND LEASE
  INC COM RE            REITS/RICS   027118108      719       29331 SH         OTHER     01/02      29331      0         0
BARNWELL INDUSTRIES
  INC COM ST            COMMON STOCK 068221100    37233     1552700 SH         OTHER     01/02    1552700      0         0
BNP RESIDENTIAL PPTY S
  INC COM               REITS/RICS   05564T103     1620       95000 SH         OTHER     01/02      95000      0         0
CALIFORNIA COASTAL C
  MNTYS INC             COMMON STOCK 129915203    30731      960336 SH         OTHER     01/02     960336      0         0
CAPITAL PPTYS INC RI
  COM                   COMMON STOCK 140430109     2442       83075 SH         OTHER     01/02      83075      0         0
CAPITAL SR LIVING CO RP
  COM ST                COMMON STOCK 140475104    26719     2599100 SH         OTHER     01/02    2599100      0         0
CENTURY REALTY TRUST
  COM REIT              REITS/RICS   156671109     2257      115305 SH         OTHER     01/02     115305      0         0
DEERFIELD TRIARC CAP
  ITAL CORP             REITS/RICS   244572301     4289      330400 SH         OTHER     01/02     330400      0         0
DIAMONDROCK
  HOSPITAL ITY CO CO    REITS/RICS   252784301     6807      459600 SH         OTHER     01/02     459600      0         0
FELDMAN MALL PROPERT
  IES                   COMMON STOCK 314308107    13399     1222500 SH         OTHER     01/02    1222500      0         0
INTRAWEST CORP CAD N
  PV COM (U             COMMON STOCK 460915200     9449      296587 SH         OTHER     01/02     296587      0         0
LAS VEGAS SANDS CORP
  COM STK               COMMON STOCK 517834107     3200       41100 SH         OTHER     01/02      41100      0         0
LUM MORT CPTL REIT      COMMON STOCK 550278303     4224      456200 SH         OTHER     01/02     456200      0         0
MAXUS REALTY TRUST I
  NC COM RE             REITS/RICS   57774B109     1371      100095 SH         OTHER     01/02     100095      0         0
MEDICAL PRPS TR         COMMON STOCK 58463J304     4499      407500 SH         OTHER     01/02     407500      0         0
NEW CENTURY FINANCIA
  L CORP RE             REITS/RICS   6435EV108     1688       36900 SH         OTHER     01/02      36900      0         0
NEW ENGLAND REALTY A
  SSOCIATES             COMMON STOCK 644206104    13128      195300 SH         OTHER     01/02     195300      0         0
PICO HOLDINGS INC COM
  STK                   COMMON STOCK 693366205    15674      485997 SH         OTHER     01/02     485997      0         0
RAIT INVESTMENT TRUS
  T COM REI             REITS/RICS   749227104    25238      864300 SH         OTHER     01/02     864300      0         0
ROBERTS REALTY
  INVESTORS INC         REITS/RICS   769900101     1566      199500 SH         OTHER     01/02     199500      0         0
SIZELER PPTY INVS IN C
  COM REI               REITS/RICS   830137105    33271     2071639 SH         OTHER     01/02    2071639      0         0
SONESTA INTERNATIONA
  L HOTELS              COMMON STOCK 835438409    11841      711612 SH         OTHER     01/02     711612      0         0
SUNSET FINCL RSC        COMMON STOCK 867708109     8561     1016700 SH         OTHER     01/02    1016700      0         0
SUNSTONE HOTEL
  INVESTORS INC         COMMON STOCK 867892101     6108      210200 SH         OTHER     01/02     210200      0         0
TEXAS PACIFIC LAND T
  RUST COM              COMMON STOCK 882610108    23201      155972 SH         OTHER     01/02     155972      0         0
THOMAS PROPERTIES GR
  OUP INC C             COMMON STOCK 884453101      908       77186 SH         OTHER     01/02      77186      0         0
TRUSTREET PROPERTIES    PRFD STK
  INC SERIE             (CONVRT      898404207      822       38500 SH         OTHER     01/02      38500      0         0
VAIL RESORTS INC COM
  STK                   COMMON STOCK 91879Q109     3710      100000 SH         OTHER     01/02     100000      0         0
WILSHIRE ENTERPRISES
  INC COM               COMMON STOCK 971889100     6664     1149000 SH         OTHER     01/02    1149000      0         0
WINDROSE MEDICAL PRO
  PERTIES T             COMMON STOCK 973491103     1372       94000 SH         OTHER     01/02      94000      0         0